Artisan Focus Fund Investment Strategy - Artisan Focus Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment approach is based on idea generation, a systematic framework for analyzing companies and proactive risk management. Utilizing this approach, the team seeks to construct a focused portfolio designed to maximize alpha while limiting downside risk over the long term.■Idea Generation—The team believes a key element in alpha generation is finding areas where the team’s views on industry fundamentals differ from consensus estimates. In this pursuit, the team seeks to identify inflections in multi-year trends which may be caused by changes in supply/demand dynamics, societal behavior, market conditions, technology, laws/regulations and business models, among other variables. The team believes these inflections are often misunderstood by market participants, and can lead to meaningful re-evaluations of industries and companies. Identifying themes helps the team develop a focused universe of companies to analyze more thoroughly. The team will also consider compelling idiosyncratic positions that are a good fit based on the team’s rigorous fundamental analysis.■Systematic Analytical Framework—The team applies a systematic framework for analyzing companies across sectors and themes, creating a repeatable and methodical decision-making process. The team’s proprietary company models focus on multi-year earnings power differentiation, expected outcome scenario analysis, return on invested capital and discounted cash flow valuations. Visual outputs are then produced through the firm's internally developed technology solutions, allowing the team to consistently evaluate positions across the portfolio.■Proactive Risk Management—The team incorporates risk management into all stages of its investment process. Metrics evaluated include crowding, correlation, volatility, stress tests, liquidity, factor analysis and macro drivers, all of which inform portfolio construction and position sizing. The team also uses various instruments, such as options, in an effort to magnify alpha and minimize downside.The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. There are no restrictions on the market capitalizations of the companies in which the Fund may invest. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry. As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.The Fund may invest up to 50% of its total assets at market value at the time of purchase in securities of non-US companies (including depositary receipts). The Fund’s investments in non-US securities may include investments in developed markets, as well as emerging and less developed markets. The Fund usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation. The Fund may invest in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names). The Fund also invests in exchange-traded funds (“ETFs”). The Fund also uses derivatives, such as options. The Fund may use derivatives for any purpose consistent with its investment objective, including, without limitation, to improve expected risk-adjusted returns and to obtain economic exposure to certain issuers. The Fund may implement short positions, including through the use of derivative instruments, or through short sales of instruments that are eligible investments for the Fund and generally intends to use short positions to reduce exposure to certain risks and for hedging purposes. The Fund intends to use all or a portion of the proceeds from its short positions to take additional long positions or otherwise use in a manner consistent with its investment guidelines. The Fund also may borrow money for investment purposes, including to purchase additional securities.The Fund may invest in real estate investment trusts (“REITs”). The Fund may also invest to a limited extent in debt securities (including securities rated below investment grade (below BBB- by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality), commonly known as “junk bonds,” and convertible debt securities of US or non-US issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity or duration.As a result of the Fund's use of derivatives, the Fund may hold significant amounts of short-term investments, including cash and cash equivalents. The Fund may also maintain a significant portion of its total assets in cash from time to time in response to adverse market, economic, political or other conditions. In addition, cash flows, including from shareholder investments and redemptions and purchases and sales of portfolio securities, may cause the Fund's cash position to be larger or smaller. If the Fund holds a significant portion of its assets in cash, its ability to meet its investment objective and/or the Fund's performance may be adversely affected.